Offerings	Jul. 31, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, no par value per share, reserved for issuance under the Private Bancorp of America, Inc. Omnibus Equity Incentive Plan (the "2026 Plan")
Amount Registered | shares	570,000
Proposed Maximum Offering Price per Unit	84.63
Maximum Aggregate Offering Price	$ 48,239,100.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,661.82
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 (this "Registration Statement") shall also cover any additional shares of common stock, no par value per share ("Common Stock"), of Private Bancorp of America, Inc. (the "Registrant") that become issuable under the 2026 Plan by reason of any stock dividend, stock split, recapitalization, or any other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of Common Stock pursuant to the terms of the 2026 Plan. Represents the number of shares of Common Stock issuable pursuant to the 2026 Plan as of the date of this Registration Statement. The price set forth under the column titled "Maximum Aggregate Offering Price" is estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee based on the average of the high and low prices of the Common Stock as reported on the Nasdaq Global Select Market on July 30, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, no par value per share, issuable pursuant to the exercise of options outstanding under the Private Bancorp of America, Inc. Equity Incentive Plan (the "2016 Plan")
Amount Registered | shares	43,279
Proposed Maximum Offering Price per Unit	24.22
Maximum Aggregate Offering Price	$ 1,048,217.38
Fee Rate	0.01381%
Amount of Registration Fee	$ 144.76
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that become issuable under outstanding options under the 2016 Plan by reason of any stock dividend, stock split, recapitalization, or any other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of Common Stock pursuant to the terms of the 2016 Plan. Represents the number of shares of Common Stock issuable upon the exercise of outstanding stock options granted under the 2016 Plan as of the date of this Registration Statement. The 2016 Plan expired prior to the effectiveness of the Registrant's Registration Statement on Form 10 initially filed with the Securities and Exchange Commission on July 13, 2026 (File No. 001-43397) (as amended, the "Form 10"). The price set forth under the column titled "Maximum Aggregate Offering Price" is estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee based on the weighted average exercise price for outstanding stock option awards of $22.42 per share as of the date of this Registration Statement.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, no par value per share, issuable pursuant to Restricted Stock Units outstanding under the 2016 Plan
Amount Registered | shares	49,959
Proposed Maximum Offering Price per Unit	84.63
Maximum Aggregate Offering Price	$ 4,228,030.17
Fee Rate	0.01381%
Amount of Registration Fee	$ 583.89
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that become issuable under outstanding Restricted Stock Units under the 2016 Plan by reason of any stock dividend, stock split, recapitalization, or any other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of Common Stock pursuant to the terms of the 2016 Plan. Represents the number of shares of Common Stock issuable upon the vesting and settlement of outstanding Restricted Stock Units granted under the 2016 Plan as of the date of this Registration Statement. The 2016 Plan expired prior to the effectiveness of the Registrant's Form 10. The price set forth under the column titled "Maximum Aggregate Offering Price" is estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee based on the average of the high and low prices of the Common Stock as reported on the Nasdaq Global Select Market on July 30, 2026.